Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Financial assets at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 36,657,807
Transfer to other type of measurement, carrying value	0
Orgination	27,037,290
Disposal	(7,201,030)
Repayment	(19,338,938)
Others	522,516
Ending balance	37,677,645
Financial assets at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	36,641,928
Transfer to other type of measurement, carrying value	(26,187)
Orgination	26,938,512
Disposal	(7,182,343)
Repayment	(19,338,938)
Others	538,842
Ending balance	37,571,814
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	15,879
Transfer to other type of measurement, carrying value	26,187
Orgination	98,778
Disposal	(18,687)
Repayment	0
Others	(16,326)
Ending balance	105,831
Securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	24,424,867
Transfer to other type of measurement, carrying value	0
Orgination	5,836,342
Disposal	0
Repayment	(1,607,470)
Others	(166,343)
Ending balance	28,487,396
Securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	24,403,423
Transfer to other type of measurement, carrying value	0
Orgination	5,836,342
Disposal	0
Repayment	(1,607,467)
Others	(167,377)
Ending balance	28,464,921
Securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	21,444
Transfer to other type of measurement, carrying value	0
Orgination	0
Disposal	0
Repayment	(3)
Others	1,034
Ending balance	₩ 22,475